Simplify National Muni Bond ETF
Schedule of Investments
March 31,2026 (Unaudited)
1
Principal Value
Municipal Bonds – 91.6%
California – 10.5%
Airport Commission of The City and County of San Francisco San Francisco International
Airport Second Series RB, Series 2025D (AMT), 5.25%, 5/1/2055 .................. $ 1,500,000 $ 1,547,080
Airport Commission of The City and County of San Francisco San Francisco International
Airport Second Series RB, Series 2025D (AMT), 5.50%, 5/1/2055 .................. 1,500,000 1,584,572
State of California GO Bonds Various Purpose GO Bonds, 5.25%, 10/1/2051 ........... 1,500,000 1,608,451
4,740,103
Florida – 11.2%
Florida Department of Transportation Florida Turnpike RB, Series 2024B, 4.00%, 7/1/2051 1,000,000 901,842
Hillsborough County Industrial Development Authority Health System RB Baycare Health
System Series 2024C, 5.50%, 11/15/2054 ..................................... 2,000,000 2,105,830
Jea Water and Sewer System RB, Series A 2025, 5.25%, 10/1/2055 .................. 1,000,000 1,046,813
Miami-Dade County Florida Water and Sewer System RB, Series 2025A, 5.00%, 10/1/2055 1,000,000 1,025,191
5,079,676
Illinois – 5.7%
City of Chicago Chicago O'Hare International Airport General Airport Senior Lien RB, Series
2026A (NON-AMT), 5.25%, 1/1/2056 ......................................... 1,500,000 1,551,953
City of Chicago Chicago O'Hare International Airport General Airport Senior Lien RB, Series
2026A (NON-AMT), 5.25%, 1/1/2061 ......................................... 1,000,000 1,031,617
2,583,570
Massachusetts – 3.0%
Massachusetts Clean Water Trust State Revolving Fund Bonds Series 27, 5.00%, 2/1/2056 1,310,000 1,365,607
Nevada – 4.6%
Las Vegas Valley Water District Nevada GO Limited Tax Additionally Secured by Snwa
Pledged Revenues Water Improvement Bonds, Series 2025A, 5.25%, 6/1/2055 ....... 2,000,000 2,096,415
New Jersey – 3.4%
New Jersey Transportation Trust Fund Authority Transportation Program Bonds, 2025
Series AA, 5.00%, 6/15/2055 ............................................... 1,500,000 1,528,941
New York – 14.4%
Dormitory Authority of The State of New York State Personal Income Tax RB General
Purpose, Series 2026A (Tax-Exempt), 5.00%, 3/15/2053 .......................... 1,590,000 1,631,082
New York City Municipal Water Finance Authority Water and Sewer System Second
General Resolution RB Fiscal 2026 Series BB, 5.50%, 6/15/2056 .................. 1,000,000 1,071,628
New York City Transitional Finance Authority Future Tax Secured Subordinate Bonds, Fiscal
2022 Series B, 3.00%, 8/1/2048 ............................................. 3,000,000 2,222,202
Triborough Bridge and Tunnel Authority MTA Bridges and Tunnels General RB, Series
2024A-1, 4.00%, 11/15/2054 ................................................ 1,000,000 876,455
Triborough Bridge and Tunnel Authority MTA Bridges and Tunnels Payroll Mobility Tax
Senior Lien Bonds, Series 2021C-3, 3.00%, 5/15/2051 ........................... 1,000,000 734,084
6,535,451
North Carolina – 4.4%
North Carolina Turnpike Authority Triangle Expressway System Senior Lien Turnpike
Revenue Bonds, Series 2024A, 5.00%, 1/1/2058(a) ............................. 2,000,000 2,000,961
Tennessee – 9.7%
Metropolitan Nashville Airport Authority Airport Improvement RB, Series 2026A, 5.00%,
7/1/2051 ................................................................ 1,750,000 1,809,854
Metropolitan Nashville Airport Authority Airport Improvement RB, Series 2026A, 5.00%,
7/1/2056 ................................................................ 1,000,000 1,023,080
The Metropolitan Government of Nashville and Davidson County Tennessee Water and
Sewer Revenue Refunding and Improvement Bonds, Series 2025, 5.25%, 7/1/2055 .... 1,500,000 1,561,113
4,394,047

Simplify National Muni Bond ETF
Schedule of Investments
(Continued)
March 31,2026 (Unaudited)
2
Principal Value
Municipal Bonds (continued)
Texas – 21.8%
Dallas Independent School District A Political Subdivision of The State of Texas Located
in Dallas County Texas Unlimited Tax School Building Bonds, Series 2026A, 5.00%,
2/15/2056 ............................................................... $ 1,000,000 $ 1,018,619
Georgetown Independent School District a Political Subdivision of the State of Texas
Located in Williamson County Unlimited Tax School Building and Refunding Bonds Series
2025, 5.25%, 2/15/2055 ................................................... 2,000,000 2,092,644
Lamar Consolidated Independent School District Fort Bend County Texas Unlimited Tax
Schoolhouse Bonds, Series 2026, 5.00%, 2/15/2056 ............................. 2,000,000 2,053,014
New Caney Independent School District A Political Subdivision of The State of Texas
Located in Montgomery and Harris Counties Texas Unlimited Tax School Building Bonds,
Series 2024, 4.00%, 2/15/2054 .............................................. 1,000,000 899,706
Northwest Independent School District Denton Tarrant and Wise Counties Texas Unlimited
Tax School Building Bonds, Series 2025, 5.00%, 2/15/2055(a) ..................... 1,500,000 1,542,429
Prosper Independent School District A Political Subdivision of The State of Texas Located
in Collin and Denton CountiesTexas Unlimited Tax School Building Bonds, Series 2024,
4.00%, 2/15/2054 ........................................................ 1,500,000 1,317,617
Texas Water Development Board State Water Implementation Revenue Fund For Texas
Reseve Bonds, Series 2024A, 4.38%, 10/15/2059 ............................... 1,000,000 937,188
9,861,217
Washington – 2.9%
The City of Seattle Washington Municipal Light and Power Improvement and Refunding RB,
2025, 5.25%, 2/1/2055 .................................................... 1,250,000 1,312,109
Total Municipal Bonds (Cost $41,877,941) ........................................... 41,498,097
Shares
Money Market Fund – 7.5%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.54%(b)
(Cost $3,386,286) ........................................................ 3,386,286 3,386,286
Number of
Contracts Notional Amount
Purchased Options – 0.0%†
Calls – Exchange-Traded – 0.0%†
S&P 500 Index, April Strike Price $7,350, Expires 4/01/26 ............... 22 16,170,000 110
S&P 500 Index, April Strike Price $7,200, Expires 4/17/26 ............... 8 5,760,000 440
S&P 500 Index, April Strike Price $7,275, Expires 4/17/26 ............... 19 13,822,500 855
S&P 500 Index, April Strike Price $7,380, Expires 4/17/26 ............... 8 5,904,000 260
S&P 500 Index, June Strike Price $7,300, Expires 6/18/26 ............... 10 7,300,000 9,500
11,165
Total Purchased Options (Cost $198,551) ............................................. 11,165
Total Investments – 99.1%
(Cost $45,462,778) ............................................................. $ 44,895,548
Other Assets in Excess of Liabilities – 0.9% ............................................ 406,263
Net Assets – 100.0% ............................................................. $ 45,301,811
† Less than 0.05%
(a) Securities with an aggregate market value of $3,026,570 have been pledged as collateral for options as of March 31, 2026.
(b) Rate shown reflects the 7-day yield as of March 31, 2026.

Simplify National Muni Bond ETF
Schedule of Investments
(Continued)
March 31,2026 (Unaudited)
3
Portfolio Abbreviations:
AMT : Alternative Minimum Tax (subject to)
RB : Revenue Bond